STAPLED UNITHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2018
STAPLED UNITHOLDERS' EQUITY
STAPLED UNITHOLDERS' EQUITY

11.  STAPLED UNITHOLDERS’ EQUITY

(a)	Stapled Units

The stapled units consist of one unit of Granite REIT and one common share of Granite GP. Granite REIT is authorized to issue an unlimited number of units. Granite GP’s authorized share capital consists of an unlimited number of common shares without par value. Each stapled unit is entitled to distributions and/or dividends in the case of Granite GP as and when declared and, in the event of termination of Granite REIT and Granite GP, to the net assets of Granite REIT and Granite GP remaining after satisfaction of all liabilities.

(b)	Unit‑Based Compensation

Incentive Stock Option Plan

The Incentive Stock Option Plan allows for the grant of stock options or stock appreciation rights to directors, officers, employees and consultants. As at December 31, 2018 and December 31, 2017, there were no options outstanding under this plan.

Director/Trustee Deferred Share Unit Plan

Granite established Non-Employee Director Share-Based Compensation Plans (the “DSPs”) which provide for a deferral of up to 100% of each non-employee director’s total annual remuneration, at specified levels elected by each director, until such director ceases to be a director. The amounts deferred under the DSPs are reflected by notional deferred share units (“DSUs”) whose value at the time that the particular payment to the director is determined reflects the fair market value of a stapled unit. The value of a DSU thus appreciates or depreciates with changes in the market price of the stapled units. The DSPs also provide for the accrual of notional distribution equivalents on any distributions paid on the stapled units. Under the DSPs, when a director or trustee leaves the Board, the director or trustee receives a cash payment at an elected date equal to the value of the accrued DSUs at such date. There is no option under the DSPs for directors or trustees to receive stapled units in exchange for DSUs.

A reconciliation of the changes in the DSUs outstanding is presented below:

	2018		2017
		Weighted		Weighted
		Average		Average
	Number	Grant Date	Number	Grant Date
	(000s)	Fair Value	(000s)	Fair Value
DSUs outstanding, January 1	28	$41.88	147	$35.43
Granted	16	53.11	23	48.75
Settled	—	—	(142)	50.81
DSUs outstanding, December 31	44	$46.01	28	$41.88

Executive Deferred Stapled Unit Plan

The Executive Stapled Unit Plan (the “Stapled Unit Plan”) is designed to provide equity‑based compensation in the form of stapled units to executives and other employees (the “Participants”). The maximum number of stapled units which may be issued pursuant to the Stapled Unit Plan is 1.0 million. The Stapled Unit Plan entitles a Participant to receive a stapled unit or a cash payment equal to the market value of the stapled unit, which on any date is the volume weighted average trading price of a stapled unit on the Toronto Stock Exchange or New York Stock Exchange over the preceding five trading days. The form of redemption of the stapled units is determined by the Compensation, Governance and Nominating Committee and is not at the option of the Participant. Vesting conditions in respect of a grant are determined by the Compensation, Governance and Nominating Committee at the time the grant is made and may result in the vesting of more or less than 100% of the number of stapled units. The Stapled Unit Plan also provides for the accrual of distribution equivalent amounts based on distributions paid on the stapled units. Stapled units are, unless otherwise agreed or otherwise required by the Stapled Unit Plan, settled within 60 days following vesting.

A reconciliation of the changes in stapled units outstanding under the Stapled Unit Plan is presented below:

	2018		2017
		Weighted		Weighted
		Average		Average
	Number	Grant Date	Number	Grant Date
	(000s)	Fair Value	(000s)	Fair Value
Stapled units outstanding, January 1	106	$43.32	82	$42.34
New grants(1)	75	53.29	49	45.81
Forfeited	—	—	(3)	45.23
Settled	(64)	42.14	(22)	45.36
Stapled units outstanding, December 31 (1)	117	$50.34	106	$43.32
(1)	New grants include 3,730 performance based units granted to an executive during 2018 (2017 - nil).

The Trust’s unit‑based compensation expense recognized in general and administrative expenses was:

Years ended December 31,	2018	2017
DSPs for trustees/directors	$948	$2,001
Stapled Unit Plan for executives and employees	2,996	2,911
Unit-based compensation expense	$3,944	$4,912
Fair value remeasurement expense included in the above	$500	$1,237

(c)	Normal Course Issuer Bid

On May 16, 2018, Granite announced the acceptance by the Toronto Stock Exchange ("TSX") of Granite’s Notice of Intention to Make a Normal Course Issuer Bid (“NCIB”). Pursuant to the NCIB, Granite proposes to purchase  through the facilities of the TSX and any alternative trading system in Canada, from time to time and if considered advisable, up to an aggregate of 3,939,255 of Granite’s issued and outstanding stapled units. The NCIB commenced on May 18, 2018 and will conclude on the earlier of the date on which purchases under the bid have been completed and May 17, 2019. Pursuant to the policies of the TSX, daily purchases made by Granite through the TSX may not exceed 16,546 stapled units,  subject to certain exceptions. Granite entered into an automatic securities purchase plan with a broker in order to facilitate repurchases of the stapled units under the NCIB during specified blackout periods. Pursuant to a previous notice of intention to conduct a NCIB, Granite received approval from the TSX to purchase stapled units for the period May 16, 2017 to May 15, 2018.

During the year ended December 31, 2018, Granite repurchased 1,282,171 stapled units (2017 - 241,034 stapled units) for consideration of $63.5 million (2017 - $12.0 million).  The difference between the repurchase price and the average cost of the stapled units of $5.6 million (2017 - $1.2 million) was recorded to contributed surplus. Subsequent to year end and as at March 6, 2019, an additional 700 units were repurchased for less than $0.1 million.

(d)	Accumulated Other Comprehensive Income

Accumulated other comprehensive income consists of the following:

As at December 31,	2018	2017
Foreign currency translation gains on investments in subsidiaries, net of related hedging activities and non-controlling interests(1)	$320,158	$183,729
Fair value losses on derivatives designated as net investment hedges	(108,706)	(65,163)
	$211,452	$118,566
(1)	Includes foreign currency translation gains and losses from non-derivative financial instruments designated as net investment hedges.